Long-Term Investments	12 Months Ended
Dec. 31, 2024
Disclosure of short and long term investments [Abstract]
SHORT AND LONG-TERM INVESTMENTS	LONG-TERM INVESTMENTS
7.1Accounting policies
In the presentation and measurement of the financial investments, the Company considers the provisions of IFRS 9 – Financial Instruments, which determines that financial assets should be initially measured at fair value less costs directly attributable to their acquisition. In turn, the subsequent measurement is divided into two categories:
7.1.1Amortized cost
Long-term investments are measured at amortized cost when all the following conditions are met:
•The Company plans to hold the financial assets to collect cash flows as set forth in contract;
•Contractual cash flows represent solely payments of principal and interest (“SPPI”); and
•The Company did not opt for the fair value methodology to eliminate measurement inconsistencies or an “accounting mismatch”.
7.1.2Fair value
•Through comprehensive income: short and long-term investments shall be measured at fair value through comprehensive income when both of the following conditions are met:
(i)the Company plans to hold the financial asset to collect cash flows set forth in contract and sell the asset; and
(ii)contractual cash flows represent SPPI.
•Through profit or loss: it is a residual category, in other words, the Company does not plan to hold the financial asset to collect cash flows set forth in contract and/or sell the asset, it shall be measured at fair value through profit or loss.
Financial instruments designated at fair value through profit or loss are used to eliminate or significantly reduce an accounting mismatch, and are therefore measured at fair value.
7.2TAP Bond
On March 14, 2016, the Company acquired series A convertible debt issued by TAP ("TAP Bond") in the amount of €90 million. The TAP Bond has a maturity of 10 years from its issuance, with annual interest of 3.75% until September 20, 2016 and 7.5% in subsequent years. The accrued interest will be paid on the maturity date or early redemption of the securities, whichever occurs first.
TAP Bond is being measured at fair value through profit or loss.
7.3Breakdown of short and long-term investments

	Weighted average rate p.a.		December 31,
Description		Maturity	2024	2023

TAP Bond	7.5%	Mar-26	1,004,505	780,312
Investment funds	12.6%	Jun-26	107,847	—
			1,112,352	780,312

Current			71,898	—
Non-current			1,040,454	780,312